Schedule 1 - Registrant's Condensed Financial Statements - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Oct. 02, 2016	Jan. 03, 2016	Dec. 28, 2014
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	39,563,150	14,259,998	14,088,689
Common stock, shares outstanding	39,542,239	14,250,111	14,088,689
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, shares authorized		1,000,000,000	1,000,000,000
Common stock, shares issued		14,259,998	14,088,689
Common stock, shares outstanding		14,250,111	14,088,689